Basis of preparation and changes to Group's accounting policies - Fair Value Measurement (Details)	6 Months Ended
Jun. 30, 2024 EUR (€)
Basis of preparation and changes to Group's accounting policies
Transfers out of Level 1 into Level 2, assets	€ 0
Transfers out of Level 2 into Level 1, assets	0
Transfers out of Level 3, assets	0
Transfer into Level 3, assets	0
Transfers out of Level 1 into Level 2, liabilities	0
Transfers out of Level 2 into Level 1, liabilities	0
Transfers out of Level 3, liabilities	0
Transfers into Level 3, liabilities	€ 0